Leases - Schedule of Maturities of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows [Abstract]
2025	$ 304
2026	194
2027	31
2028
Undiscounted cash flows for operating leases	529
Less: amount representing interest	(70)
Operating lease liabilities	$ 459	$ 599